LOSS PER SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 4 - LOSS PER SHARE

Components of loss per share for the three and nine months ended September 30, 2012 and 2011 are as follows:

				From inception
	For the Three Months Ended	For the Three Months Ended	For the Nine Months Ended	(March 24, 2011) through
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Net (loss)
attributable to
common stockholders	$(1,027,195)	$(484,003)	$(235,758)	$(1,763,603)

Weighted Average
Shares Outstanding	47,646,441	48,259,875	47,864,741	43,984,354

Basic Loss Per Share	$(0.02)	$(0.01)	$(0.00)	$(0.04)